Registration Nos. 333-198810

811-22998

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7

(Check appropriate box or boxes)

CSOP ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2801-2803, Two Exchange Square,

8 Connaught Place

Central, Hong Kong

(Address of Principal Executive Offices) (Zip Code)

852 3406-5628

Registrant’s Telephone Number, including Area Code:

The Corporation Trust Company

1203 Orange Street

Wilmington, Delaware  19801

(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

Attn: Laura E. Flores, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Hong Kong on the 19th day of February, 2016.

CSOP ETF TRUST

By: /s/ Ding Chen

Ding Chen, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	Trustee and President	February 19, 2016
Ding Chen*

	Trustee	February 19, 2016
Chen Chia Ling*

	Trustee	February 19, 2016
Karl Otto Hartmann*

	Treasurer &	February 19, 2016
Monique Labbe*	Principal Financial Officer

/s/ Randall Hobbs	Principal Executive Officer	February 19, 2016
Randall Hobbs

/s/ Michelle Wong ______

* Michelle Wong, Attorney-In-Fact, pursuant to power of attorney